SCHEDULE OF TRADE PAYABLES, OTHER PAYABLES AND ACCRUALS (Details) - USD ($)	Sep. 30, 2024		Mar. 31, 2024		Mar. 31, 2023
Trade Payables Other Payables And Accruals
Trade payables	$ 898,627		$ 788,798		$ 187,584
Other payables	11,609		11,057		5,081
Accruals	1,060,618	[1]	585,813	[1],[2]	344,116	[2]
Trade payables, other payables and accruals	$ 1,970,854		$ 1,385,668		$ 536,781

[1]	Accruals include audit fees, professional fees, salaries and holiday pay accruals for employees, and others associated with the on-going running of the Group. Increase from 31 March 2024 is mainly due to additional accrued professional fees in connection with the planned IPO of the Company.
[2]	Accruals include audit fee, salaries and holiday pay accruals for employees, IPO related fees and others associated with the on-going running of the Group.